Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2024
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information
(4)	Supplemental Balance Sheet Information

Inventory

	December 31,	December 31,
	2024	2023
Raw materials	$753	$1,020
Sub-assemblies	1,024	1,379
Finished goods	683	1,342
Total inventory	$2,460	$3,741

Prepaid expenses and other current assets:

	December 31,	December 31,
	2024	2023
Prepaid insurance	$281	$110
Patents	14	13
Prepaid advertising and marketing	12	41
Taxes	41	47
Other current assets	—	126
Total prepaid expenses and other current assets	$348	$337

Accrued and other liabilities:

	December 31,	December 31,
	2024	2023
Payroll and benefits	$694	$701
Accrued legal settlements	—	200
Customer deposits	720	639
Taxes	30	61
Accrued professional	200	155
Other liabilities	44	58
Total accrued and other liabilities	$1,688	$1,814